Financial investments (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	R$ 4,974	R$ 2,312
Current assets	4,956	2,295
Non current assets	18	17
Financial assets at fair value through profit or loss, category [member] | L F T And L F [Member]
IfrsStatementLineItems [Line Items]
Total	4,680	1,789
Financial assets at fair value through profit or loss, category [member] | Restricted Funds Investments [Member]
IfrsStatementLineItems [Line Items]
Total	164	305
Financial assets at fair value through profit or loss, category [member] | Other Financial Investments [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 130	R$ 218